Redacted LoanID	FK ID	Loan Number	Borrower	Property State	Due Date	As of Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comments
E3ECA964-28FF-4B99-80C6-89FD640DB94E	xxx	xxx	xxx	MD	11/1/2016	11/10/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
A Home Affordable Modification Plan solicitation was sent on 2/XX/2016 which the borrower was unresponsive to.  The borrower advised on 1/26/2016 that was being deployed and requested to speak with SCRA Department.  The borrower’s military orders were showing received as of 2/3/2016, however, there was since no evidence of showing in “SCRA Tour History”; no further details regarding SCRA were disclosed.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: A Home Affordable Modification Plan solicitation was sent on 02/19/2016 which the borrower was unresponsive to.  The borrower advised on 01/26/2016 that was being deployed and requested to speak with SCRA Department.  The borrower’s military orders were showing received as of 02/03/2016, however, there was since no evidence of showing in “SCRA Tour History”; no further details regarding SCRA were disclosed.

17A54F1E-CF50-4DC6-9D01-C524C9A78D60	xxx	xxx	xxx	NJ	8/1/2016	8/31/2016	Collections	Excessive Obligations	Not Determined		Never			Never				Previously	Payment Deferral			Commentary dated 05/03/2016 indicated the account was approved for a one month extension which was applied to the account making the account next due for 6/XX/2016 with a new maturity date of 2/2053.	No		Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		9/1/2015	2/4/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary dated 05/03/2016 indicated the account was approved for a one month extension which was applied to the account making the account next due for 6/XX/2016 with a new maturity date of 2/2053.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.

4DB1C932-02EB-48F5-94A6-337B2473220B	xxx	xxx	xxx	FL	8/1/2016	8/31/2016	Collections	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Comments dated 1/11/2016 state due to a HAMP, audit payments had to be reversed and reapplied, that is why the fees were waived and reapplied.   This shows there was a previous HAMP on the account prior to the service review. No further details were provided.
																							No		Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.	The comments dated 9/10/2016 state the account is delinquent 30 days.	9/1/2015	11/24/2015
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Comments dated 1/11/2016 state due to a HAMP, audit payments had to be reversed and reapplied, that is why the fees were waived and reapplied.   This shows there was a previous HAMP on the account prior to the service review. No further details were provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: The comments dated 9/10/2016 state the account is delinquent 30 days.

643AF959-87F4-4D76-8E75-3134D4291162	xxx	xxx	xxx	OH	8/1/2016	8/31/2016	Collections	Illness	Not Determined		Never			Never				Never					No		No
On 9/8/2015, the servicer approved the loan for foreclosure referral; however on 9/16/2015, the loan was referred to loss mitigation.  Comments on 9/17/2015 indicate that the investor approved $1,680.72 for May and June and extending July, August and September bringing the loan due for October.  Also, the executed Deferment/Extension Agreement was received.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: On 09/08/2015, the servicer approved the loan for foreclosure referral; however on 09/16/2015, the loan was referred to loss mitigation.  Comments on 09/17/2015 indicate that the investor approved $1,680.72 for May and June and extending July, August and September bringing the loan due for October.  Also, the executed Deferment/Extension Agreement was received.

59F654C4-1CBA-4289-816A-3865F36722A5	xxx	xxx	xxx	PA	7/1/2016	8/31/2016	Collections	Curtailment of Income	Owner		Never			Never				Never					No		No			The last inspection completed on 8/22/2016 indicated the property was owner occupied.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: The last inspection completed on 08/22/2016 indicated the property was owner occupied.

B2FCDD8F-376B-4732-9807-0A4B7E7EB8F0	xxx	xxx	xxx	VA	8/1/2016	8/31/2016	Collections	Curtailment of Income	Owner		Never			Never				Previously	Payment Deferral			The June 2016 pament was deferred until maturity and the due dated advanced to 7/1/2016.	No		No
As of the end of review period, the loan is 30 days delinquent and is in collection status.  The last payment was made on 7/27/2016 in the amount of $1460.00 for 7/1/2016 with the next payment due 8/1/2016.  On 12/17/2015, the borrower requested modification package and was advised it will be sent to the borrower.  From that time, the servicer was unable to reach the borrower until 3/16/2016 when the borrower was reached to follow up on updated financials.  The primary borrower stated that they were recently diagnosed with an illness and requested to wait for spouse (co-borrower) to obtain the accurate financials.  On 4/26/2016, the notes indicate a deferral solicitation was sent to the borrower requiring the updated financials, reason for default, payment and signed agreement by 5/1/2016.  On 5/4/2016, the notes indicate the deferral solicitation had expired.  On 6/10/2016, the co-borrower called to inquire about their options as they received the notice of intent letter.  The borrowe

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The June 2016 pament was deferred until maturity and the due dated advanced to 7/1/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: As of the end of review period, the loan is 30 days delinquent and is in collection status.  The last payment was made on 7/27/2016 in the amount of $1460.00 for 7/1/2016 with the next payment due 8/1/2016.  On 12/17/2015, the borrower requested modification package and was advised it will be sent to the borrower.  From that time, the servicer was unable to reach the borrower until 3/16/2016 when the borrower was reached to follow up on updated financials.  The primary borrower stated that they were recently diagnosed with an illness and requested to wait for spouse (co-borrower) to obtain the accurate financials.  On 4/26/2016, the notes indicate a deferral solicitation was sent to the borrower requiring the updated financials, reason for default, payment and signed agreement by 5/1/2016.  On 5/4/2016, the notes indicate the deferral solicitation had expired.  On 6/10/2016, the co-borrower called to inquire about their options as they received the notice of intent letter.  The borrowe

789E1488-BCB3-4465-ACA7-D5AC20C8A0D5	xxx	xxx	xxx	MI	7/1/2016	8/31/2016	Current		Owner		Never			Never				Previously	Payment Deferral			The April 2016 payment was deferred until maturity on 4/29/2016. The due date subsequently advanced to 5/1/2016.	No		No
Per the commentary on 11/4/2015, the borrower was approved for a repayment plan; however per the comments on 12/2/2015, the plan was not paid.  Per the commentary on 4/29/2016, the borrower was approved for a deferral for April 2016. Per the commentary on 7/29/2016, the borrower called in to schedule a payment for June 2016 and advised they will be bringing the loan current in August by paying both July and August payments.  The borrower advised that the co-borrower had surgery last September and being out of work caused the reason for delinquency.  On 8/9/2016 a payment was made for July and August, making the next payment due for September 2016.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The April 2016 payment was deferred until maturity on 4/29/2016. The due date subsequently advanced to 5/1/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
  ADDITIONAL INFORMATION: Per the commentary on 11/4/2015, the borrower was approved for a repayment plan; however per the comments on 12/2/2015, the plan was not paid.  Per the commentary on 4/29/2016, the borrower was approved for a deferral for April 2016. Per the commentary on 7/29/2016, the borrower called in to schedule a payment for June 2016 and advised they will be bringing the loan current in August by paying both July and August payments.  The borrower advised that the co-borrower had surgery last September and being out of work caused the reason for delinquency.  On 8/9/2016 a payment was made for July and August, making the next payment due for September 2016.

3E0D0B99-10D8-49BE-B77E-4A3F9F114CEA	xxx	xxx	xxx	MI	5/1/2016		Current	Curtailment of Income	Owner		Never			Never				Never					No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.